Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated October 1, 2019
to the AICPA Group Contract Prospectus
(For Certificates effective on or before 12/31/2008)

dated May 1, 2019

for

Group Variable Universal Life Insurance Contracts

Effective on October 1, 2019, the following changes will be made.

1.	Replace the 8th paragraph under Cost of Insurance on page 13 with the following paragraph.

COI Rates: The highest current charge per thousand is $25.72 and applies to male Covered Persons age 99. The lowest current rate per thousand is $0.02 and applies to female Covered Persons under age 30.

2.	Replace the Cost of Insurance rate table effective October 1, 2019 on Page 14 with the following table.

Covered Person	Males	Females
35	$0.03	$0.03
45	$0.11	$0.09
55	$0.46	$0.38
65	$1.47	$1.03

3.	Replace the 3rd paragraph under How We Calculate the Face Amount of Your Insurance When You Reach Age 75 and Age 80 on page 28 with the following paragraph.

Once the Face Amount is recalculated, it will be rounded to the next highest $1,000 increment. Reductions at ages 75 and above do not affect preferred rate eligibility as long as the reduced Face Amount is at least $188,000. We will determine the amount of any reduction that occurs due to your attainment of an age on the later of (1) the Contract Anniversary coinciding with or next following your attainment of the reduction age and (2) the Contract Anniversary (October 1) on or after the tenth anniversary of the day on which you became insured for GVUL under the Group Contract.

AICPASUP110

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated October 1, 2019
to the AICPA Group Contract Prospectus
(For Certificates effective on or after 1/1/2009)

dated May 1, 2019

for

Group Variable Universal Life Insurance Contracts

A.	Effective on October 1, 2019, the following changes will be made:

1.	Replace the 8th paragraph under Cost of Insurance on the bottom of page 12 with the following paragraph.

COI Rates: The highest current charge per thousand is $25.72 and applies to male Covered Persons age 99. The lowest current rate per thousand is $0.02 and applies to female Covered Persons under age 30.

2.	Replace the Cost of Insurance rate table effective October 1, 2019 on Page 13 with the following table.

Covered Person	Males	Females
35	$0.03	$0.03
45	$0.11	$0.09
55	$0.46	$0.38
65	$1.47	$1.03

B.
Effective November 20, 2019, requests for new coverage from members not currently enrolled will not be processed and will need to be resubmitted after the Company receives all necessary regulatory approvals to issue new coverage in 2020. Requests for increases in Face Amount by Participants already covered will continue to be accepted.

AICPA2SUP108